UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 29, 2016 (Unaudited)

	Principal
Bonds and Notes - 31.6%	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 1.1%
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. C, 2.15%, 3/09/20	585,000		587,195
AmeriCredit Automobile Receivables Trust,
Ser. 2015-3, Cl. C, 2.73%, 3/08/21	435,000		439,324
Capital Auto Receivables Asset Trust, Ser.
2014-1, Cl. C, 2.84%, 4/22/19	395,000		400,254
DT Auto Owner Trust, Ser. 2014-1A, Cl. C,
2.64%, 10/15/19	353,947	[a]	353,812
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. B, 2.14%, 6/20/19	155,000		154,449
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. C, 2.50%, 6/20/19	450,000		449,664
Santander Drive Auto Receivables Trust,
Ser. 2012-3, Cl. C, 3.01%, 4/16/18	69,225		69,374
Santander Drive Auto Receivables Trust,,
Ser. 2012-6, Cl. C, 1.94%, 4/16/18	197,782		198,098
			2,652,170
Commercial Mortgage Pass-Through Ctfs. - .6%
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2007-T28, Cl. A4,
5.74%, 9/11/42	168,356	[b]	176,713
Commercial Mortgage Trust, Ser. 2015-
LC19, Cl.	555,000		563,156
Hilton USA Trust,, Ser. 2013-HLT, Cl. BFX, A4, 3.18%, 2/10/48
3.37%, 11/05/30	725,000	[a]	723,799
			1,463,668
Consumer Discretionary - 1.1%
21st Century Fox America, Gtd. Notes,
4.00%, 10/01/23	55,000		58,248
21st Century Fox America, Gtd. Notes,
6.65%, 11/15/37	175,000		195,897
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		170,272
Cox Communications, Sr. Unscd. Notes,
6.25%, 6/01/18	355,000	[a]	380,361
CVS Pass-Through Trust, Pass Thru
Certificates Notes, 8.35%, 7/10/31	336,886	[a]	420,009
NBCUniversal Media, Gtd. Notes, 5.15%,
4/30/20	240,000		270,288
Sky, Gtd. Notes, 3.75%, 9/16/24	465,000	[a]	460,493
Time Warner, Gtd. Debs., 5.35%, 12/15/43	530,000		505,887
Walgreens Boots Alliance, Gtd. Notes ,
3.80%, 11/18/24	345,000		346,541
			2,807,996
Consumer Staples - .7%
Altria Group,, Gtd. Notes, 10.20%, 2/06/39	20,000		33,757
Kraft Heinz Foods, Gtd. Notes, 3.95%,
7/15/25	215,000	[a]	225,730
Pernod Ricard, Sr. Unscd. Notes, 4.45%,
1/15/22	500,000	[a]	531,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 31.6% (continued)	Amount ($)		Value ($)
Consumer Staples - .7% (continued)
Reynolds American, Gtd. Notes, 4.85%,
9/15/23	555,000		621,349
Wm. Wrigley Jr., Sr. Unscd. Notes, 3.38%,
10/21/20	270,000	[a]	278,788
			1,690,634
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%,
2/13/20	460,000		449,579
Energy Transfer Partners, Sr. Unscd. Notes,
4.90%, 2/01/24	340,000		297,824
Energy Transfer Partners, Sr. Unscd. Notes,
5.95%, 10/01/43	220,000		174,441
EQT, Sr. Unscd. Notes, 8.13%, 6/01/19	225,000		231,776
ExxonMobil, Sr. Unscd. Notes, 2.22%,
3/01/21	310,000		310,000
Kinder Morgan Energy Partners, Gtd.
Notes, 5.00%, 3/01/43	235,000		180,250
Kinder Morgan Energy Partners, Sr. Unscd.
Notes, 6.55%, 9/15/40	205,000		174,524
Spectra Energy Partners, Sr. Unscd. Notes,
2.95%, 9/25/18	90,000		88,662
Spectra Energy Partners, Sr. Unscd. Notes,
4.75%, 3/15/24	75,000		74,760
TransCanada Pipelines, Sr. Unscd. Notes,
3.75%, 10/16/23	215,000		210,358
			2,192,174
Financials - 3.5%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%,
10/30/18	265,000	[a]	268,023
ACE INA Holdings, Gtd. Notes, 5.80%,
3/15/18	45,000		48,737
American Express Credit, Sr. Unscd. Notes,
Ser. F, 2.60%, 9/14/20	185,000		185,997
Bank of America, Sr. Unscd. Notes, 1.66%,
1/15/19	520,000	[b]	516,877
Bank of America, Sr. Unscd. Notes, 5.63%,
7/01/20	290,000		321,266
Bank of America, Sr. Unscd. Notes, 5.70%,
1/24/22	50,000		56,313
Bank of America, Sr. Unscd. Notes, 4.00%,
4/01/24	500,000		516,773
Bank of America, Sr. Unscd. Notes, 3.88%,
8/01/25	80,000		82,249
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	150,000		150,847
Bank of America, Sub. Notes, 4.25%,
10/22/26	85,000		84,065
Capital One Bank USA, Sub. Notes, 3.38%,
2/15/23	300,000		292,238
Cincinnati Financial, Sr. Unscd. Notes,
6.13%, 11/01/34	169,000		200,119
Citigroup, Sr. Unscd. Notes, 3.88%,
10/25/23	235,000		245,114
Citigroup, Sr. Unscd. Notes, 4.65%,
7/30/45	260,000		261,843
Citigroup,, Sr. Unscd. Notes, 4.50%,
1/14/22	180,000		193,251

	Principal
Bonds and Notes - 31.6% (continued)	Amount ($)		Value ($)
Financials - 3.5% (continued)
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1,
1.33%, 3/12/19	765,000	[b]	740,665
Goldman Sachs Group, Sr. Unscd. Notes,
1.72%, 11/15/18	505,000	[b]	502,414
Goldman Sachs Group, Sr. Unscd. Notes,
2.75%, 9/15/20	55,000		54,936
Goldman Sachs Group, Sr. Unscd. Notes,
2.24%, 11/29/23	430,000	[b]	422,602
Goldman Sachs Group,, Sr. Unscd. Notes,
5.25%, 7/27/21	230,000		255,809
HSBC Holdings, Sr. Unscd. Notes, 4.00%,
3/30/22	75,000		78,066
JPMorgan Chase & Co., Sr. Notes, 4.25%,
10/01/27	485,000		494,641
JPMorgan Chase & Co., Sr. Unscd. Notes,
4.50%, 1/24/22	235,000		255,065
Morgan Stanley, Sr. Unscd. Bonds, 3.70%,
10/23/24	85,000		86,262
Morgan Stanley, Sr. Unscd. Notes, 5.50%,
1/26/20	105,000		115,468
Morgan Stanley, Sr. Unscd. Notes, 3.75%,
2/25/23	220,000		225,333
Morgan Stanley, Sr. Unscd. Notes, 4.00%,
7/23/25	75,000		77,521
Omega Healthcare Investors, Gtd. Notes,
5.25%, 1/15/26	185,000		187,643
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%,
1/30/43	150,000	[a]	150,282
PNC Bank, Sr. Unscd. Notes, 2.20%,
1/28/19	250,000		251,188
Regency Centers, Gtd. Notes, 5.88%,
6/15/17	157,000		164,986
Simon Property Group, Sr. Unscd. Notes,
3.50%, 9/01/25	210,000		216,655
Synchrony Financial, Sr. Unscd. Notes,
3.75%, 8/15/21	210,000		211,407
UBS Group Funding, Gtd. Notes, 4.13%,
9/24/25	200,000	[a]	199,541
Volkswagen International Finance, Gtd.
Notes, 1.60%, 11/20/17	215,000	[a,c]	210,709
Wells Fargo & Co., Sub. Notes, 4.30%,
7/22/27	320,000		332,516
Welltower, Sr. Unscd. Notes, 5.13%,
3/15/43	150,000		147,480
			8,804,901
Foreign/Governmental - .2%
Mexican Government, Sr. Unscd. Notes,
4.75%, 3/08/44	225,000		212,062
Petroleos Mexicanos, Gtd. Notes, 5.50%,
1/21/21	195,000		197,399
Uruguayan Government, Sr. Unscd. Notes,
4.50%, 8/14/24	75,000	[c]	78,750
Uruguayan Government, Sr. Unscd. Notes,
4.38%, 10/27/27	140,000		141,400
			629,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 31.6% (continued)	Amount ($)		Value ($)
Health Care - .6%
AmerisourceBergen, Sr. Unscd. Notes,
3.25%, 3/01/25	130,000		129,826
Anthem, Sr. Unscd. Notes, 2.30%, 7/15/18	255,000		256,516
Celgene, Sr. Unscsd. Notes, 3.55%, 8/15/22	215,000		220,277
Gilead Sciences, Sr. Unscd. Notes, 3.65%,
3/01/26	215,000		225,347
Gilead Sciences, Sr. Unscd. Notes, 4.75%,
3/01/46	275,000		290,677
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		277,425
Zimmer Holdings, Sr. Unscd. Notes, 3.55%,
4/01/25	215,000		212,761
			1,612,829
Industrials - .3%
ERAC USA Finance, Gtd. Notes, 3.85%,
11/15/24	55,000	[a]	55,754
ERAC USA Finance, Gtd. Notes, 7.00%,
10/15/37	210,000	[a]	259,099
General Electric, Gtd. Notes, 1.13%,
1/14/19	405,000	[b]	405,902
Waste Management, Gtd. Notes, 6.10%,
3/15/18	145,000		157,688
			878,443
Information Technology - .1%
Hewlett Packard Enterprise, Sr. Unscd.
Notes, 4.40%, 10/15/22	240,000	[a]	234,776
Materials - .3%
Agrium, Sr. Unscd. Notes, 3.38%, 3/15/25	155,000		142,737
LYB International Finance, Gtd. Bonds,
4.00%, 7/15/23	335,000		339,376
Mosaic, Sr. Unscd. Notes, 4.25%, 11/15/23	265,000		259,535
			741,648
Municipal Bonds - .4%
Los Angeles Department of Water and
Power, Revenue(Build America Bonds),
5.72%, 7/01/39	120,000		153,437
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue(Build
America Bonds), 6.09%, 11/15/40	10,000		13,213
Metropolitan Transportation Authority,
Revenue(Build America Bonds), 6.55%,
11/15/31	225,000		296,827
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, 4.45%, 6/15/20	425,000		437,465
New York City, GO (Build America Bonds),
5.99%, 12/01/36	135,000		172,772
			1,073,714
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 1.55%, 11/27/18	355,000	[b]	353,105
AT&T, Sr. Unscd. Notes, 5.35%, 9/01/40	85,000		83,022
Rogers Communications, Gtd. Notes,
4.10%, 10/01/23	205,000		217,583
Verizon Communications, Sr. Unscd. Notes,
5.15%, 9/15/23	210,000		238,117
			891,827

	Principal
Bonds and Notes - 31.6% (continued)	Amount ($)		Value ($)
U.S. Government Agencies - 1.3%
Federal Home Loan Mortgage Corp., Notes,
4.88%, 6/13/18	855,000	[c,d]	931,396
Federal National Mortgage Association,
Notes, 0.88%, 12/20/17	2,305,000	[d]	2,306,759
			3,238,155
U.S. Government Agencies/Mortgage-Backed - 9.3%
Federal Home Loan Mortgage Corp.
3.00%, 5/1/42	263,531	[d]	270,845
3.50%, 12/1/41-11/1/44	3,677,727	[d]	3,867,121
5.50%, 4/1/22-1/1/36	209,970	[d]	233,457
Federal Home Loan Mortgage Corp.
3.50%, 12/1/41	784,495	[d]	827,329
Federal National Mortgage Association
2.92%, 3/25/26	610,000	[d]	614,575
2.99%, 1/1/26	304,620	[d]	316,664
3.00%, 12/1/25-7/1/43	4,656,552	[d]	4,833,404
3.50%, 7/1/42-8/1/42	1,881,641	[d]	1,987,655
4.00%, 12/1/41-12/1/43	2,812,096	[d]	3,029,296
4.50%, 12/1/40-9/1/43	2,920,098	[d]	3,189,340
5.00%, 11/1/20-7/1/39	538,567	[d]	608,020
5.50%, 9/1/34-5/1/40	219,957	[d]	251,017
8.00%, 3/1/30	122	[d]	124
Federal National Mortgage Association
2.98%, 1/1/26	274,670	[d]	285,301
3.00%, 1/1/31	392,941	[d]	410,723
3.04%, 2/1/26	160,000	[d]	166,914
3.50%, 12/1/41	264,404	[d]	279,249
4.00%, 1/1/41	451,165	[d]	482,927
4.50%, 2/1/39	77,436	[d]	84,231
5.00%, 8/1/20-10/1/21	180,757	[d]	188,295
Government National Mortgage Association I
5.50%, 4/15/33	33,502		38,404
Government National Mortgage Association II
3.00%, 1/20/45	1,456,271		1,510,886
			23,475,777
U.S. Government Securities - 10.0%
U.S. Treasury Bonds , 2.50%, 2/15/46	4,435,000		4,327,935
U.S. Treasury Floating Rate Notes , 0.49%,
10/31/17	520,000	[b]	519,872
U.S. Treasury Floating Rate Notes , 0.60%,
1/31/18	1,225,000	[b]	1,226,163
U.S. Treasury Inflation Protected
Securities, Notes , 1.63%, 1/15/18	4,014,128	[e]	4,175,059
U.S. Treasury Notes , 0.75%, 1/31/18	1,435,000	[c]	1,433,991
U.S. Treasury Notes , 1.63%, 7/31/20	2,220,000		2,260,715
United States Treasury Note/Bond , 0.75%,
2/15/19	2,200,000		2,189,686
United States Treasury Note/Bond , 1.75%,
12/31/20	1,685,000		1,725,743
United States Treasury Note/Bond , 1.38%,
1/31/21	5,000,000	[c]	5,032,810
United States Treasury Note/Bond , 2.25%,
11/15/25	2,130,000		2,224,934
			25,116,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 31.6% (continued)	Amount ($)		Value ($)
Utilities - .8%
Dominion Resources, Sr. Unscd. Notes,
3.90%, 10/01/25	165,000		167,474
Duke Energy Carolinas, First Mortgage
Bonds, 5.25%, 1/15/18	95,000		101,728
Enel Finance International, Gtd. Notes,
6.00%, 10/07/39	210,000	[a]	232,596
Exelon Generation, Sr. Unscd. Notes,
6.25%, 10/01/39	315,000		313,537
Iberdrola International, Gtd. Notes, 6.75%,
7/15/36	205,000		253,235
Kentucky Utilities, First Mortgage Bonds,
4.38%, 10/01/45	105,000		112,467
Louisville Gas & Electric, First Mortgage
Bonds, 4.38%, 10/01/45	125,000		135,139
Nevada Power, Mortgage Notes, 6.50%,
8/01/18	90,000		99,663
NiSource Finance, Gtd. Notes, 5.65%,
2/01/45	390,000		452,718
Sempra Energy, Sr. Unscd. Notes, 6.50%,
6/01/16	215,000		217,534
Sierra Pacific Power, Mortgage Notes, Ser.
P, 6.75%, 7/01/37	25,000		33,305
			2,119,396
Total Bonds and Notes
(cost $78,652,064)			79,624,627

Common Stocks - 66.1%	Shares		Value ($)
Consumer Discretionary - 6.4%
Amazon.com	1,574	[f]	869,666
Carnival	52,314		2,508,979
CBS, Cl. B	12,628		610,943
Comcast, Cl. A	23,924		1,381,133
Hanesbrands	43,581		1,241,623
Home Depot	11,050		1,371,526
Interpublic Group of Companies	79,513		1,700,783
Omnicom Group	43,817		3,409,401
Staples	55,312		522,698
Time Warner	21,294		1,409,663
Ulta Salon Cosmetics & Fragrance	3,767	[f]	622,271
Viacom, Cl. B	14,598		537,936
			16,186,622
Consumer Staples - 5.9%
Coca-Cola	35,621		1,536,334
ConAgra Foods	52,121		2,192,209
CVS Health	7,626		741,018
Kellogg	34,432		2,548,657
Molson Coors Brewing, Cl. B	31,911		2,721,051
Mondelez International, Cl. A	18,354		743,888
PepsiCo	34,162		3,341,727
Philip Morris International	10,880		990,406
			14,815,290
Energy - 7.3%
California Resources	9,872		5,549
EOG Resources	70,791		4,583,009
Occidental Petroleum	105,031		7,228,233
Phillips 66	33,940		2,694,497

Common Stocks - 66.1% (continued)	Shares		Value ($)
Energy - 7.3% (continued)
Pioneer Natural Resources	9,239		1,113,577
Schlumberger	38,328		2,748,884
			18,373,749
Financials - 15.9%
American International Group	46,786		2,348,657
BlackRock	3,452		1,076,886
Capital One Financial	22,112		1,453,422
Charles Schwab	48,422		1,212,971
Chubb	14,033		1,621,232
Citigroup	63,269		2,458,001
Communications Sales & Leasing	40,594		765,197
E*TRADE Financial	48,879	[f]	1,146,701
FNF Group	15,737		519,006
Goldman Sachs Group	17,355		2,595,093
Hartford Financial Services Group	46,002		1,937,604
Intercontinental Exchange	6,935		1,653,720
JPMorgan Chase & Co.	128,642		7,242,545
Morgan Stanley	71,593		1,768,347
PNC Financial Services Group	18,537		1,507,243
Prudential Financial	56,339		3,723,445
Raymond James Financial	14,263		625,290
Synchrony Financial	76,288	[f]	2,055,962
U.S. Bancorp	38,007		1,464,030
Voya Financial	93,435		2,743,252
			39,918,604
Health Care - 7.6%
Biogen	3,667	[f]	951,293
Boston Scientific	58,106	[f]	986,640
Bristol-Myers Squibb	24,845		1,538,651
Cardinal Health	8,648		706,542
Eli Lilly & Co.	12,712		915,264
Express Scripts Holding	30,002	[f]	2,111,541
Medtronic	18,568		1,436,978
Merck & Co.	37,963		1,906,122
Pfizer	190,270		5,645,311
UnitedHealth Group	25,428		3,028,475
			19,226,817
Household & Personal Products - .3%
Estee Lauder, Cl. A	7,473		682,509
Industrials - 4.8%
Danaher	13,059		1,165,777
Delta Air Lines	36,175		1,745,082
Honeywell International	14,366		1,455,994
Northrop Grumman	11,447		2,200,342
Raytheon	24,388		3,020,454
United Technologies	25,460		2,459,945
			12,047,594
Information Technology - 11.5%
Accenture, Cl. A	9,824		984,954
Alphabet, Cl. A	1,394	[f]	999,805
Alphabet, Cl. C	4,550	[f]	3,174,853
Apple	37,628		3,638,251
Applied Materials	96,520		1,821,332
Cisco Systems	220,056		5,761,066
Citrix Systems	26,125	[f]	1,845,731
Cognizant Technology Solutions, Cl. A	29,985	[f]	1,708,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.1% (continued)	Shares		Value ($)
Information Technology - 11.5% (continued)
Facebook, Cl. A	11,983	[f]	1,281,222
Microchip Technology	70,112	[c]	3,119,283
Micron Technology	39,086	[f]	415,484
Oracle	55,437		2,038,973
salesforce.com	12,065	[f]	817,404
Texas Instruments	26,658		1,413,407
			29,020,310
Materials - 3.5%
CF Industries Holdings	50,163		1,828,943
Dow Chemical	44,176		2,147,395
Mosaic	18,959		505,257
Newmont Mining	19,572		505,545
Packaging Corporation of America	16,373		794,090
Vulcan Materials	30,896		3,044,183
			8,825,413
Telecommunications - 2.9%
AT&T	174,340		6,441,863
Vodafone Group, ADR	30,863		938,235
			7,380,098
Total Common Stocks
(cost $165,697,162)			166,477,006
Other Investments - 2.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $6,014,045)	6,014,046	[g]	6,014,045
Investment of Cash Collateral for Securities
Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,891,110)	3,891,110	[g]	3,891,110
Total Investments (cost $254,254,381)	101.7%		256,006,788
Liabilities, Less Cash and Receivables	(1.7%)		(4,276,712)
Net Assets	100.0%		251,730,076
ADR—American Depository Receipt
REIT—Real Estate Investment Trust

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $4,984,782 or 1.98% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $9,881,504 and the value of the collateral held by the fund was $10,143,303, consisting of cash collateral of $3,891,110 and U.S. Government &
Agency securities valued at $6,252,193.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Common Stocks	66.1
U.S. Government Agencies/Mortgage-Backed	20.6
Corporate Bonds	8.7
Money Market Investments	4.0
Asset-Backed	1.1
Commercial Mortgage-Backed	.6
Municipal Bonds	.4
Foreign/Governmental	.2
101.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,868,000	-	2,868,000
Commercial Mortgage-Backed	-	4,251,379	-	4,251,379
Corporate Bonds†	-	25,339,851	-	25,339,851
Equity Securities Domestic Common
Stocks†	183,635,414	-	-	183,635,414
Exchange-Traded Funds	113,131	-	-	113,131
Foreign Government	-	870,138	-	870,138
Municipal Bonds†	-	1,253,765	-	1,253,765
Mutual Funds	13,994,682	-	-	13,994,682
U.S. Government Agencies/Mortgage-
Backed	-	26,578,471	-	26,578,471
U.S. Treasury	-	21,952,532	-	21,952,532

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2016, accumulated net unrealized appreciation on investments was $1,752,407, consisting of $13,643,244 gross unrealized appreciation and $11,890,837 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)